Equity - Additional Information (Detail) $ / shares in Units, € in Millions, $ in Millions				1 Months Ended	12 Months Ended
	Jan. 29, 2019 USD ($)	May 22, 2017 USD ($)	May 23, 2016 USD ($)	Oct. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2018 EUR (€) shares	May 08, 2017 £ / shares shares	Feb. 28, 2017 USD ($)	May 09, 2016 £ / shares shares	Feb. 23, 2016 USD ($)
Disclosure of reserves within equity [line items]
Authorised share capital | shares					0			0
Total return of funds announced to shareholders				$ 500.0						$ 400.0		$ 1,500.0
Share consolidation basis - number of new ordinary shares | shares									45		5
Share consolidation basis - nominal value per share of new ordinary shares | £ / shares									£ 0.19810		£ 0.18967
Share consolidation basis - number of existing ordinary shares | shares									47		6
Share consolidation basis - nominal value per share of existing ordinary shares | £ / shares									£ 0.18967		£ 0.15805
Special dividend paid		$ 400.0	$ 1,500.0	$ 500.0	$ 0.0	$ 404.0	$ 1,500.0
Dividend per share to shareholders | $ / shares				$ 2.621
Reclassified from OCI to profit or loss - included in financial expenses					8.0
Currency Translation Reserve [Member]
Disclosure of reserves within equity [line items]
Fair value of derivative instruments designated as hedges					$ 1.0	$ 0.0	$ (3.0)
Treasury shares [member]
Disclosure of reserves within equity [line items]
Treasury shares transferred to employee share trusts | shares					800,000	900,000	900,000	800,000
Reduction in number of Treasury Shares due to share consolidation | shares						400,000	1,700,000
Number of treasury shares held | shares					6,800,000	7,600,000	8,900,000	6,800,000
Treasury shares held, nominal value					$ 1.7	$ 2.0	$ 2.1
Cash flow hedging reserve [member]
Disclosure of reserves within equity [line items]
Reclassified from OCI to profit or loss - included in financial expenses					8.0
EUR500m 2.125% bonds [member] | Cash flow hedging reserve [member]
Disclosure of reserves within equity [line items]
Reclassified from OCI to profit or loss - included in financial expenses					1.0
Change in fair value of currency swaps recognised in OCI					9.0
Notional amount | €								€ 500
Potential ordinary share transactions [member]
Disclosure of reserves within equity [line items]
Special dividend paid	$ 510.0
Shares held by employee share trusts [member]
Disclosure of reserves within equity [line items]
Carrying value of shares held					$ 3.6	$ 5.4	$ 10.5
Number of shares held | shares					200,000	200,000	300,000
Market value of shares held					$ 8.3	$ 12.1	$ 15.0